Document and Entity Information	12 Months Ended
Mar. 31, 2017
Document and Entity Information
Entity Registrant Name	Alibaba Group Holding Ltd
Entity Central Index Key	0001577552
Document Type	6-K
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
Amendment Description	In order to conform with requirements contained in an accounting standards update related to the presentation of deferred income taxes, which became effective subsequent to March 31, 2017, the Company is furnishing Exhibit 99.1 to this report on Form 6-K to simplify the presentation of certain financial information previously reported in the Company's Annual Report on Form 20-F for the fiscal year ended March 31, 2017 (the ‘‘2017 Form 20-F''). The updates do not represent a restatement of previously issued financial statements. The audited financial statements are presented in Exhibit 99.1 to this Form 6-K. In November 2015, the Financial Accounting Standards Board issued Accounting Standards Update (‘‘ASU'') 2015-17, ‘‘Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes,'' which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as non-current on the consolidated balance sheet. The new guidance has been adopted by the Company retrospectively to all periods presented. The rules of the Securities and Exchange Commission require that when a registrant prepares a new registration, proxy or information statement (or amends a previously filed registration, proxy, or information statement) that includes or incorporates by reference financial statements on or after the date a registrant reports an accounting change, such as the change noted above, the registrant must reflect the effect of certain reclassifications as a result of the adoption of the new guidance on the financial statements as of March 31, 2016 and 2017. Exhibit 99.1 to this Form 6-K does not reflect events occurring after the filing of the 2017 Form 20-F and does not modify or update the disclosures therein in any way, other than to conform with the requirements contained in ASU 2015-17 as described above.
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY